Nature of Operations and Continuance of Business (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Nature Of Operations And Continuance Of Business
Accumulated losses during development stage	$ 2,834,931	$ 2,292,419
Working Capital Deficit	$ 554,713